Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

Sandra M. Forman, Esq. Senior Counsel d 212-969-3248 f 212.969.2900 sforman@proskauer.com www.proskauer.com

September 16, 2015

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Real Estate Income Fund File No. 811-22599

Dear Sir or Madam:

This preliminary proxy statement and proxy card for American Real Estate Income Fund is being furnished under cover of PRE 14A. We plan to mail the proxy materials to shareholders on or about approximately September 28, 2015. Please contact the undersigned at 212-969-3248 with any questions.

Sincerely,

/s/ Sandra M. Forman

Sandra M. Forman, Esq.